Property, plant and equipment - Summary (Details) - BRL (R$) R$ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	R$ 64,296,187	R$ 64,986,040
Additions	890,563	4,578,826
Acquisitions through business combinations, property, plant and equipment
Write-offs	(39,979)	(426,152)
Depreciation	(1,171,043)	(4,845,176)
Transfers and other	154	2,649
Ending balance	63,975,882
Land
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	16,720,186	16,775,348
Additions		3,080
Acquisitions through business combinations, property, plant and equipment
Write-offs	(29,659)	(64,222)
Depreciation
Transfers and other	(1,219)	5,980
Ending balance	R$ 16,689,308
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Average rate %	3.43%
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	R$ 9,929,884	9,522,593
Additions		262
Acquisitions through business combinations, property, plant and equipment
Write-offs	(2,632)	(54,566)
Depreciation	(115,557)	(434,875)
Transfers and other	95,187	896,470
Ending balance	R$ 9,906,882
Machinery, equipment and facilities
Disclosure of detailed information about property, plant and equipment [line items]
Average rate %	7.21%
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	R$ 34,178,753	34,280,498
Additions	65,886	649,533
Acquisitions through business combinations, property, plant and equipment
Write-offs	(5,219)	(152,457)
Depreciation	(1,015,917)	(4,123,031)
Transfers and other	1,253,907	3,524,210
Ending balance	34,477,410
Work in progress
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,764,799	3,510,535
Additions	823,603	3,880,270
Acquisitions through business combinations, property, plant and equipment
Write-offs
Depreciation
Transfers and other	(1,335,089)	(4,626,006)
Ending balance	R$ 2,253,313
Other
Disclosure of detailed information about property, plant and equipment [line items]
Average rate %	19.62%
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	R$ 702,565	897,066
Additions	1,074	45,681
Acquisitions through business combinations, property, plant and equipment
Write-offs	(2,469)	(154,907)
Depreciation	(39,569)	(287,270)
Transfers and other	(12,632)	201,995
Ending balance	648,969
Accumulated cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	102,257,419	98,731,202
Ending balance	102,753,957
Accumulated cost | Land
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	16,720,186	16,775,348
Ending balance	16,689,308
Accumulated cost | Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	14,589,194	13,816,631
Ending balance	14,677,846
Accumulated cost | Machinery, equipment and facilities
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	66,353,229	62,822,096
Ending balance	67,342,071
Accumulated cost | Work in progress
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,764,799	3,510,535
Ending balance	2,253,313
Accumulated cost | Other
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,830,011	1,806,592
Ending balance	1,791,419
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(37,961,232)	(33,745,162)
Ending balance	(38,778,075)
Accumulated depreciation | Land
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance
Ending balance
Accumulated depreciation | Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(4,659,310)	(4,294,038)
Ending balance	(4,770,964)
Accumulated depreciation | Machinery, equipment and facilities
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(32,174,476)	(28,541,598)
Ending balance	(32,864,661)
Accumulated depreciation | Work in progress
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance
Ending balance
Accumulated depreciation | Other
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(1,127,446)	R$ (909,526)
Ending balance	R$ (1,142,450)